Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
Jul. 29, 2011
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	0.76%
(Delaware Cash Reserve Fund - Class A, Consultant Class) | Consultant Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.31%
Total annual fund operating expenses	1.06%
(Delaware Cash Reserve Fund - Class B and Class C) | Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.76%
(Delaware Cash Reserve Fund - Class B and Class C) | Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.31%
Total annual fund operating expenses	1.76%